Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	MATTHEWS INTERNATIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000923184
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2011
MATTHEWS ASIAN GROWTH AND INCOME FUND (Prospectus Summary) | MATTHEWS ASIAN GROWTH AND INCOME FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACSX
MATTHEWS ASIA DIVIDEND FUND (Prospectus Summary) | MATTHEWS ASIA DIVIDEND FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPIX
MATTHEWS CHINA DIVIDEND FUND (Prospectus Summary) | MATTHEWS CHINA DIVIDEND FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCDFX
MATTHEWS ASIA GROWTH FUND (Prospectus Summary) | MATTHEWS ASIA GROWTH FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPACX
MATTHEWS PACIFIC TIGER FUND (Prospectus Summary) | MATTHEWS PACIFIC TIGER FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPTX
MATTHEWS CHINA FUND (Prospectus Summary) | MATTHEWS CHINA FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCHFX
MATTHEWS INDIA FUND (Prospectus Summary) | MATTHEWS INDIA FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINDX
MATTHEWS JAPAN FUND (Prospectus Summary) | MATTHEWS JAPAN FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MJFOX
MATTHEWS KOREA FUND (Prospectus Summary) | MATTHEWS KOREA FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAKOX
MATTHEWS ASIA SMALL COMPANIES FUND (Prospectus Summary) | MATTHEWS ASIA SMALL COMPANIES FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSMLX
MATTHEWS CHINA SMALL COMPANIES FUND (Prospectus Summary) | MATTHEWS CHINA SMALL COMPANIES FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSMX
MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND (Prospectus Summary) | MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MATFX